Financial Instruments And Risks - Summary of Macroeconomic Assumptions Used To Estimate Expected Credit Losses (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Bottom of range [member]
Disclosure Of Macroeconomic Assumptions For Calculating Expected Credit Losses [Line Items]
GDP – year on year percentage change	4.60%	4.50%
CPI – year on year percentage change	0.10%	0.70%
Broad measure of money supply (M1) – year on year percentage change	3.20%	(0.60%)
Top of range [member]
Disclosure Of Macroeconomic Assumptions For Calculating Expected Credit Losses [Line Items]
GDP – year on year percentage change	5.20%	5.30%
CPI – year on year percentage change	1.00%	1.50%
Broad measure of money supply (M1) – year on year percentage change	6.80%	3.80%